UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute

Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA QMS Fund LP	6/1/2011	$24,810,271	$30,851,608	5.42%
Robeco Transtrend Diversified Fund LLC	6/1/2008	6,216,113	7,860,315	1.38
Teza Fund LP	9/1/2015	7,000,000	6,916,000	1.21
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	14,150,000	14,891,262	2.62

Total Commodity Trading Advisors - Managed Futures		52,176,384	60,519,185	10.63

Distressed
Cerberus Partners, L.P.	11/1/2009	6,955,962	16,441,528	2.89
Cerberus SPV LLC	11/1/2009	4,259,155	10,733,610	1.88

Total Distressed		11,215,117	27,175,138	4.77

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	5,539,429	34,759,929	6.10
Magnetar Equity Opportunities Fund LLC	2/1/2011	569,917	2,014,258	0.35
Millennium USA, L.P.	9/1/2008	2,134,214	4,465,794	0.79

Total Equity Long/Short - High Hedge		8,243,560	41,239,981	7.24

Equity Long/Short - Opportunistic
72 Capital Management, L.P.	2/1/2014	3,143	16,863	0.00
Anchor Bolt Fund, LP	2/1/2014	14,852,436	17,802,358	3.13
Cormorant Global Healthcare Fund, LP	7/1/2013	142,523	466,859	0.08
Lansdowne Developed Markets Fund, L.P.	5/1/2009	8,151,218	15,933,527	2.80
Pelham Long/Short Fund LP	7/1/2013	11,000,000	13,258,150	2.33
Pelham Long/Short Small Cap Fund LP	7/1/2015	10,675,000	10,624,745	1.86
Quentec Partners, LP	10/1/2012	10,000,000	13,413,806	2.36
TPG-Axon Partners, LP	10/1/2007	16,147,296	17,263,335	3.03
Tyrian Global Opportunities Fund, LP	7/1/2013	13,404,293	12,116,761	2.13
Valinor Capital Partners, L.P.	7/1/2011	12,029,666	15,728,991	2.76

Total Equity Long/Short - Opportunistic		96,405,575	116,625,395	20.48

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	$1,120,596	$293,477	0.05%

Total Event Driven Credit		1,120,596	293,477	0.05

Event Driven Equity
Ionic Event Driven Fund LLC	9/1/2013	18,875,000	17,467,403	3.07
Owl Creek Overseas Fund, Ltd.	2/1/2008	518,846	3,272,457	0.58
Sachem Head LP	4/1/2015	15,000,000	14,537,221	2.55

Total Event Driven Equity		34,393,846	35,277,081	6.20

Macro
Autonomy Global Macro Fund LP	6/1/2013	15,185,714	15,935,206	2.80
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	15,179,758	26,858,932	4.72
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,965,438	20,283,612	3.56
Graticule Asia Macro Fund LP (formerly Fortress Asia Macro Fund LP)	7/1/2011	10,562,407	15,422,081	2.71
Stone Milliner Macro Fund Delaware L.P.	6/1/2015	17,000,000	16,991,982	2.98
Trient Global Macro Partners, L.P.	3/1/2013	16,160,848	14,902,516	2.61
WCG Partners, L.P.	5/1/2015	15,000,000	15,819,816	2.78

Total Macro		101,054,165	126,214,145	22.16

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	16,500,000	16,740,354	2.94

Total Merger/Risk Arbitrage		16,500,000	16,740,354	2.94

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	$17,500,000	$18,086,287	3.17%
Cerberus Global Residential Mortgage Opportunity Fund, L.P.	2/1/2013	12,750,000	15,713,035	2.76
Midway Market Neutral Institutional Fund LLC	5/1/2014	11,521,288	13,392,302	2.35
Tilden Park Investment Fund LP	3/1/2012	11,058,227	19,634,595	3.45

Total Mortgage Arbitrage		52,829,515	66,826,219	11.73

Multi-Strategy
Citadel Wellington LLC	8/1/2006	13,937,103	26,710,660	4.69
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	1,911,550	2,022,627	0.36
Magnetar Capital Fund, LP	1/1/2008	671,616	1,264,210	0.22
Magnetar Capital Fund II LP	1/1/2010	16,202,397	18,243,534	3.20
OZ Asia Domestic Partners, L.P.	1/1/2006	30,191	3,628	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	193,568	34,706	0.01
Perry Partners, L.P.	11/1/2006	215,836	261,900	0.05
QVT Onshore LP	3/1/2012	13,744,805	15,837,518	2.78
QVT SLV Onshore Ltd.	3/1/2012	1,036,854	1,731,681	0.30
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	488,205	677,995	0.12

Total Multi-Strategy		48,432,125	66,788,459	11.73

Other Directional
Cortland FundingCo, LLC	4/1/2015	2,983,131	3,075,000	0.54
GKC Credit Opportunities, LP	10/1/2014	6,388,093	6,337,000	1.11

Total Other Directional		9,371,224	9,412,000	1.65

Relative Value Credit
KLS Credit Opportunities Fund LP	5/1/2013	7,500,000	10,143,130	1.78

Total Relative Value Credit		7,500,000	10,143,130	1.78

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	$11,911,391	$15,730,789	2.76%
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	5,799,999	6,671,992	1.17
GSA International Partners, L.P.	11/1/2012	5,611,589	7,896,316	1.39
HBK Quantitative Strategies Fund L.P.	4/1/2014	20,000,000	21,427,054	3.76
OxAm Quant Fund (US) LLC	2/1/2015	16,000,000	16,865,304	2.96
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	17,196,680	26,699,577	4.69

Total Statistical Arbitrage		76,519,659	95,291,032	16.73

Total Investments in Investment Funds		$515,761,766	672,545,596	118.09

Liabilities in excess of Other Assets			(103,018,510)	(18.09)

Total Net Assets			$569,527,086	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2015

Strategy Allocation	Percent of Net Assets
Macro	22.16%
Equity Long/Short - Opportunistic	20.48
Statistical Arbitrage	16.73
Mortgage Arbitrage	11.73
Multi-Strategy	11.73
Commodity Trading Advisors - Managed Futures	10.63
Equity Long/Short - High Hedge	7.24
Event Driven Equity	6.20
Distressed	4.77
Merger/Risk Arbitrage	2.94
Relative Value Credit	1.78
Other Directional	1.65
Event Driven Credit	0.05

Total Investments in Investment Funds	118.09%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to September 30, 2015, the Fund did not have any transfers between Levels 1, 2, or 3.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)”. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the practical expedient, as defined by ASC 820, Fair Value Measurement. The Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption has been reflected in the Notes to Financial Statements. As of September 30, 2015, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 24, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 24, 2015

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 24, 2015